Shareholders' Equity	6 Months Ended
Jun. 30, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 -  Shareholders' Equity

A.           Share Capital

1.	As of June 30, 2013, the number of the ordinary shares outstanding is 9,180,724 (excluding 2,125 treasury shares held by a subsidiary).

2.
On June 11, 2009 the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009.

Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the "Maximum Amount") at an annual interest rate of 2.47%. The Maximum Amount was increased several times via additional amendments signed on February 17, 2010, April 14, 2011, December 8, 2011, April 17, 2012, August 6, 2012 and October 23, 2012  and currently is $35 million. At any time commencing October 1, 2009 through December 31, 2015, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the Maximum Amount of $35 million) and at intervals of at least 30 days between each call request.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into our ordinary shares at a conversion price per share equal to the market price of our ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

In the six months ended June 30, 2013 the Company had drawn approximately $3.5 million under the Convertible loan Agreement and STINS COMAN has converted approximately $6.5 million (principal and interest) into 1,470,904 ordinary shares. As of June 30, 2013 we have the right to draw an additional $12.1 million under the Convertible Loan Agreement.

3.
On June 26, 2012 the Company purchased its indoor wireless optical network technology from Invencom Technologies Ltd., a related party under common control, by exercising its purchase option, in accordance with the terms of a Technology Purchase Agreement, by and between RiT and the related party (the "Purchase Agreement"). Total purchase price for the sale and transfer of the technology and all rights thereto from the related party to RiT was $583,270 and (b) a revenue sharing equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or for any future sale of products using the Technology.

It was agreed between the parties that the purchase price ($583,270) be recorded as a loan amount provided by the related party to RiT bearing an interest rate of 2.47% per annum and was to be repaid not later than eighteen (18) months following the closing date. The related party was granted a right to convert the loan amount or any part thereof (together with interest accrued thereon), into RiT's ordinary shares with a conversion price per share equal to the NASDAQ closing price of RiT's shares on the day RiT receives a written notice from the related party notifying its election of conversion.

The Company recorded the transfer of the technology at historical cost (net book value at the time of transfer). Any difference between the convertible loan amount of $583,270 assumed and the historical cost of the net assets acquired was accounted for as an equity transaction. The historical cost (net book value at the time of transfer and sale) of the technology at the time of the transfer of the technology on the related party books was deemed zero.

In September 2012, the related party converted the loan amount and interest accrued thereon into 218,813 ordinary shares pursuant to a Securities Purchase Agreement, dated as of September 10, 2012, reflecting a conversion price of $2.67 per share.

4.
During the six months ended June 30, 2013 the Company issued 16,028 shares and raised approximately $55,000 in an at-the-market offering of securities.  After deducting the expenses related to the offering, the Company recorded $3,000, net of expenses, in the statement of shareholders' equity via the at-the-market offering.

B.           Share options

1.	RiT Technologies Ltd. 2003 Option Plan

In July 2003, the Board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors itself. The purpose of the 2003 Plan is to provide incentives to employees, directors, consultants and contractors of the Company or any subsidiary thereof.  The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the Board of Directors, as specified in the grant letter issued by us to the grantee. The contractual life of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal annual installments.

From January 1, 2013 through June 30, 2013 we have granted a total of 521,000 options to employees and contractors at exercise prices ranging from $3.54 to $4.41 per ordinary share.

For the six months ended June 30, 2013 and 2012 the Company recorded compensation expense related to the grant of options in the amount of $686,129 and $92,201, respectively.

As of June 30, 2013, the total number of options granted under the 2003 Plan is 1,474,028 options and the number of options outstanding under the 2003 Plan is 1,026,151 options. As of June 30, 2013, 860,801 options are available for future grant.

2.           RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options, contractual live of options granted under the plan is six years.

As of June 30, 2013, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 8,405 options. The RiT Inc. Plan expired during May 2009.

3.           Options to non-employees

The Company granted a total of 98,988 options to non-employees from 2003 until June 30, 2013.

C.           Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher.  Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends. To date the Company has never declared or paid any cash dividends on our ordinary shares. The Company currently intends to retain any future earnings to finance operations and to expand our business and, therefore, we do not expect to pay any cash dividends in the foreseeable future.